Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 738,733.0	€ 491,407.0
Traded bonds included in "Trading assets"	€ 80,200.0	€ 85,500.0
Of which: [Abstract]
Investment-Grade in % (more than)	83.00%	83.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 12,200.0	€ 12,400.0
Stage 3 and stage 3 POCI loans at fair value through OCI	54.9	28.1
Stage 3 and stage 3 POCI off-balance sheet exposure	2,600.0	2,600.0
Stage 3 and stage 3 POCI debt securities at amortized cost	327.6	368.2
Stage 3 and stage 3 POCI debt securities at fair value through OCI	15.1	15.8
Other Europe includes Belarus with a total exposure of less than		2.0
Overall movement in maximum exposure to credit risk	45,200.0
thereof movement in loans at amortized cost	19,200.0
thereof movement in other assets subject to credit risk	15,000.0
thereof movement in central bank funds sold,securities purchased under resale agreements and securities borrowed	7,000.0
thereof movement in irrevocable commitments and financial guarantees	24,400.0
thereof movements in cash and central bank and interbank balances	13,300.0
thereof movements in trading assets	6,900.0
Total main credit exposure movement	59,400.0
thereof in Investment Bank	18,400.0
thereof in Corporate Bank	16,600.0
thereof in Corporate and Other	15,500.0
thereof in Private Bank	15,300.0
thereof in Capital Release Unit	6,400.0
Credit Exposure in financial and insurance activities divided by client classification
of which Corporates including Holding Companies	85,000.0	79,000.0
of which Corporates including AssetBacked Securities	43,000.0	37,000.0
of which Banks	54,000.0	49,000.0
of which Insurance	15,000.0	11,000.0
of which Financial Intermediaries	22,000.0	23,000.0
of which Public Sector	13,000.0	11,000.0
Credit Exposure in Real Estate activities in non recourse commercial rest estate	33,000.0	€ 31,000.0
Amortized Cost Loan exposure to Real Estate activities	€ 48,000.0
LTV ratios adhered to at loan origination in percent	75.00%
Credit exposure to 10 largest counterparties accounted in percent	11.00%	8.00%
Total loan credit exposure across applicable measurement categories	€ 121,300.0
Total repo and repo style transactions credit exposure across applicable measurement categories	87,600.0
Total off-balance sheet activites credit exposure across applicable measurement categories	€ 103,000.0